Cover	6 Months Ended
Jun. 30, 2026
Entity Addresses [Line Items]
Document Type	S-1
Amendment Flag	false
Entity Registrant Name	Powerdyne International Inc.
Entity Central Index Key	0001435617
Entity Tax Identification Number	20-5572576
Entity Incorporation, State or Country Code	DE
Entity Address, Address Line One	45 Main Street
Entity Address, City or Town	North Reading
Entity Address, State or Province	MA
Entity Address, Postal Zip Code	01864
City Area Code	(401)
Local Phone Number	739-3300
Entity Filer Category	Non-accelerated Filer
Entity Small Business	true
Entity Emerging Growth Company	true
Elected Not To Use the Extended Transition Period	false
Business Contact [Member]
Entity Addresses [Line Items]
Entity Address, Address Line One	60 Kavenish Drive
Entity Address, Address Line Two	Rancho Mirage
Entity Address, State or Province	CA
Entity Address, Postal Zip Code	92270
City Area Code	(442)
Local Phone Number	274-7571
Contact Personnel Name	William B Barnett